 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2014

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.8%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$710	$788,206
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	325	311,565
Phenix City IDB, Refunding RB, Meadwestvaco Coated Board Project, Series A, AMT, 4.13%, 5/15/35	1,750	1,314,495
		2,414,266
Alaska — 1.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,125	1,060,729
5.00%, 6/01/32	1,500	1,144,890
5.00%, 6/01/46	1,620	1,121,283
		3,326,902
Arizona — 1.4%
Florence Town, Inc., IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	1,375	1,213,052
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	185	154,619
Phoenix IDA Arizona, ERB:
Eagle College Prep Project, Series A, 5.00%, 7/01/43	1,445	1,222,687
Great Hearts Academies - Veritas Project, 6.40%, 7/01/47	415	397,732
Phoenix IDA Arizona, Refunding RB, America West Airlines, Inc. Project, AMT, 6.30%, 4/01/23	1,000	982,520
University Medical Center Corp. Arizona, RB, 6.25%, 7/01/29	180	193,531
		4,164,141
Arkansas — 0.3%
Benton County Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 6/01/40	750	781,245
California — 9.4%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,104,770

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB (concluded):
Sutter Health, Series B, 6.00%, 8/15/42	$1,000	$1,145,150
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	265	287,724
California HFA, RB, S/F, Home Mortgage, Series I, AMT:
4.60%, 8/01/21	190	188,431
4.70%, 8/01/26	2,500	2,377,275
4.80%, 8/01/36	1,500	1,371,570
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (a)	775	690,951
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	3,485	2,904,991
San Diego County Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	920	823,032
California School Finance Authority, RB:
6.65%, 7/01/33	295	293,389
6.90%, 7/01/43	650	643,500
California Statewide Communities Development Authority, RB, Series A:
American Baptist Homes of the West, 5.00%, 10/01/43	1,000	884,300
Sutter Health, 6.00%, 8/15/42	400	453,412
California Statewide Communities Development Authority, Refunding RB:
American Baptist Homes of the West, 6.25%, 10/01/39	2,575	2,655,366
Eskaton Properties, Inc., 5.25%, 11/15/34	905	860,610
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	500	556,460
City of Los Angeles Department of Airports, Refunding RB, 5.00%, 5/15/40 (b)	1,680	1,706,409

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
City of Roseville California, Special Tax Bonds, Fiddyment Ranch Community Facilities District No. 1, 5.25%, 9/01/36	$465	$411,823
City of San Jose California, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	760	858,823
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/36	310	352,017
Lammersville School District Community Facilities District, Special Tax Bonds, District No. 2002, Mountain House, 5.13%, 9/01/35	325	292,386
Poway Unified School District Public Financing Authority, Refunding, Special Tax Bonds:
4.13%, 9/15/36	1,445	1,186,851
Series B, 5.00%, 9/01/42	1,250	1,166,812
Riverside County Transportation Commission, RB, Senior Lien, Series A, 5.75%, 6/01/48	2,115	2,089,091
San Jose Redevelopment Agency, Tax Allocation Bonds, Merged Area Redevelopment Project (NPFGC), 4.90%, 8/01/33	405	360,592
San Marcos County Unified School District, GO, CAB, Election of 2010, Series B, 5.89%, 8/01/51 (c)	4,425	491,839
Successor Agency to the San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 6.77%, 8/01/43 (c)	3,000	411,540
Temecula Public Financing Authority, Refunding, Special Tax Bonds, Harveston, Sub-Series B, 5.10%, 9/01/36	165	143,121
Tobacco Securitization Authority of Southern California, Refunding RB, Senior Series A1, 5.00%, 6/01/37	2,140	1,608,467
		28,320,702

Municipal Bonds	Par (000)	Value
Colorado — 1.7%
Central Platte Valley Metropolitan District, GO, Series A, 5.63%, 12/01/38 (b)	$775	$772,350
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	450	394,862
5.00%, 12/01/42	545	449,036
Denver Convention Center Hotel Authority, Refunding RB, Senior (Syncora), 5.00%, 12/01/30	1,175	1,170,899
Plaza Metropolitan District No. 1 Colorado, Refunding, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 5.00%, 12/01/40	425	389,474
Regional Transportation District, RB, Denver Transport Partners, 6.00%, 1/15/41	1,000	1,005,150
Tallyn's Reach Metropolitan District No. 3, GO, Refunding, Limited Tax, 5.13%, 11/01/38	1,035	902,572
		5,084,343
Connecticut — 0.2%
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	605	604,982
Delaware — 0.4%
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	1,230	1,154,330
District of Columbia — 1.9%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	310	303,499
7.50%, 1/01/39	500	482,930
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	1,510	1,574,009
6.75%, 5/15/40	385	388,842
Metropolitan Washington Airports Authority, Refunding RB:
CAB, Second Senior Lien, Series B (AGC), 5.54%, 10/01/30 (c)	3,005	1,186,645
Senior 1st Lien, Series A, 5.00%, 10/01/39	185	186,238

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	2

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB (concluded):
Senior 1st Lien, Series A, 5.25%, 10/01/44	$1,610	$1,629,819
		5,751,982
Florida — 8.1%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 5/01/43	3,035	2,635,442
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,500	1,500,375
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, Jetblue Airways Corp. Project, AMT, 5.00%, 11/15/36	2,000	1,631,140
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 5/01/43	3,335	2,831,682
Highland Meadows Community Development District, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (d)(e)	490	189,336
Hillsborough County IDA, RB, Tampa General Hospital Project, 5.25%, 10/01/41	970	976,955
Jacksonville Economic Development Commission, RB, Gerdau Ameristeel US, Inc., AMT, 5.30%, 5/01/37	3,300	2,964,324
Lakewood Ranch Stewardship District, Refunding, Special Assessment Bonds, Lakewood Center & New Sector Projects, 8.00%, 5/01/40	515	598,801
Martin County IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25	1,750	1,475,915
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	1,450	1,586,981
Palm Beach County Health Facilities Authority, RB, Acts Retirement Life Community, 5.50%, 11/15/33	1,500	1,513,965
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (d)(e)	466	191,208

Municipal Bonds	Par (000)	Value
Florida (concluded)
Sarasota County Health Facilities Authority, Refunding RB, Village On The Isle Project, 5.50%, 1/01/27	$210	$214,605
Sumter Landing Community Development District Florida, RB, Sub-Series B, 5.70%, 10/01/38	755	617,816
Tolomato Community Development District, Refunding, CAB Special Assessment:
Bonds, Series A-1, 6.65%, 5/01/40	140	136,517
Series A-2, 6.61%, 5/01/39 (f)	40	29,401
Series A-3, 6.61%, 5/01/40 (f)	90	53,921
Series A-4, 6.61%, 5/01/40 (f)	50	22,174
Tolomato Community Development District, Special Assessment Bonds (d)(e):
Series 1, 6.65%, 5/01/40	5	4,849
Series 2, 6.65%, 5/01/40	330	161,720
Series 3, 6.65%, 5/01/40	105	1
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 5/01/26	640	597,030
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 5/01/41	1,640	1,806,821
5.50%, 5/01/42	605	601,430
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,855	1,678,794
Watergrass Community Development District, Special Assessment Bonds, Series A, 5.38%, 5/01/39	650	416,117
		24,437,320
Georgia — 0.8%
County of Clayton Georgia, Tax Allocation Bonds, Ellenwood Project, 7.50%, 7/01/33	240	239,225
BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 6/01/29	$635	$736,930
County of DeKalb Georgia Hospital Authority, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	1,240	1,248,593
Gainesville & Hall County Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2, 6.63%, 11/15/39	220	234,351
		2,459,099
Guam — 0.9%
Guam Government Waterworks Authority, Refunding RB, Water & Wastewater System, 6.00%, 7/01/25	735	743,188
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	103,561
6.75%, 11/15/29	1,650	1,726,247
7.00%, 11/15/39	160	168,587
		2,741,583
Idaho — 0.1%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	265	265,196
Illinois — 6.0%
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien, Water Project, 5.00%, 11/01/42 (b)	8,610	8,570,394
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	1,700	1,710,557
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,400	1,463,630
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	1,035,380
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	1,605	1,476,921
Roosevelt University Project, 6.50%, 4/01/44	830	877,584
Swedish Covenant, Series A, 6.00%, 8/15/38	1,000	1,062,910

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 6.08%, 6/15/44 (c)	$3,455	$549,138
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	925	886,982
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	390	416,352
		18,049,848
Indiana — 1.7%
City of Carmel, RB, Barrington Carmel Project, Series A:
7.13%, 11/15/42	1,500	1,482,585
7.13%, 11/15/47	1,500	1,470,660
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 7/01/44	370	320,627
5.00%, 7/01/48	1,230	1,046,435
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/39	725	654,573
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital, Inc., 5.38%, 9/15/22	185	185,211
		5,160,091
Iowa — 2.5%
Iowa Finance Authority, RB, Midwestern Disaster Area, Alcoa, Inc. Project, 4.75%, 8/01/42	2,500	2,073,675
Iowa Finance Authority, Refunding RB:
Development, Care Initiatives Project, Series A, 5.00%, 7/01/19	500	503,280
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	3,295	3,175,292
Sunrise Retirement Community Project, 5.50%, 9/01/37	890	752,326
Sunrise Retirement Community Project, 5.75%, 9/01/43	1,385	1,172,181
		7,676,754

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	4

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky — 0.8%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A:
6.38%, 6/01/40	$1,050	$1,110,207
6.50%, 3/01/45	1,000	1,058,530
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 4.59%, 10/01/24 (c)	250	151,735
		2,320,472
Louisiana — 1.1%
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 5/01/41	645	689,886
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 5/15/35	2,755	2,685,326
		3,375,212
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,131,072
Maryland — 2.3%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	750	802,650
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	1,910	1,913,361
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	500	420,045
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	1,500	1,511,670
Transportation Facilities Project, Series A, 5.75%, 6/01/35	265	267,062
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	2,000	2,069,600

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, RB, Washington Christian Academy, 5.25%, 7/01/18 (d)(e)	$250	$75,000
		7,059,388
Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	350	379,036
Linden Ponds, Inc. Facility, Series A-1, 6.25%, 11/15/39	353	283,895
Linden Ponds, Inc. Facility, Series A-2, 5.50%, 11/15/46	19	13,141
Linden Ponds, Inc. Facility, Series B, 0.00%, 11/15/56 (c)	94	523
North Hill Communities Issue, Series A, 6.50%, 11/15/43	1,480	1,399,814
Massachusetts Development Finance Agency, Refunding RB:
Eastern Nazarene College, 5.63%, 4/01/29	500	500,005
Tufts Medical Center, Series I, 6.75%, 1/01/36	510	564,667
		3,141,081
Michigan — 2.8%
City of Detroit Michigan, GO, Taxable Capital Improvement Limited Tax (d)(e):
Series A-1, 5.00%, 4/01/16	350	139,997
Series A-2, 8.00%, 4/01/14	1,715	685,983
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	960	866,726
5.25%, 7/01/39	1,660	1,497,619
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	917,010
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	1,710	1,743,413
Monroe County Hospital Finance Authority, Refunding RB, Mercy Memorial Hospital Corp. Obligation, 5.50%, 6/01/35	1,565	1,568,333

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/39	$915	$1,098,668
		8,517,749
Minnesota — 0.4%
City of Woodbury Minnesota, Refunding RB, MSA Building Co., Series A, 5.00%, 12/01/43	885	758,941
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 9/01/42	500	523,685
		1,282,626
Missouri — 1.0%
Kansas City Missouri, Tax Allocation Bonds, Kansas City MainCor Project, Series A, 5.25%, 3/01/18 (g)	500	521,570
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A, 8.25%, 5/15/39	435	482,924
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	1,932,590
		2,937,084
Nebraska — 0.4%
Central Plains Energy Project, RB, Gas Project No. 3:
5.25%, 9/01/37	445	444,982
5.00%, 9/01/42	780	745,540
		1,190,522
Nevada — 0.4%
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	20	18,802
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain's Edge:
4.00%, 8/01/22	860	793,969
4.00%, 8/01/23	540	492,162
		1,304,933

Municipal Bonds	Par (000)	Value
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, Refunding RB:
Dartmouth-Hitchcock, 6.00%, 8/01/38	$435	$469,987
Southern New Hampshire University, 5.00%, 1/01/34	1,445	1,382,793
		1,852,780
New Jersey — 3.8%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,965	1,878,540
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	840	767,794
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	3,000	3,174,570
Patterson Charter School for Science and Technology, Inc. Project, Series A, 6.10%, 7/01/44	660	662,587
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.63%, 7/01/37	1,000	1,019,080
St. Joseph's Healthcare System, 6.63%, 7/01/38	725	726,798
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	3,385	3,169,748
		11,399,117
New Mexico — 0.7%
City of Farmington New Mexico, Refunding RB, Arizona Public Service, Series A, 4.70%, 5/01/24	500	519,565
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	2,030	1,725,399
		2,244,964

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	6

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 4.6%
Build NYC Resource Corp., RB, South Bronx Charter School for International Cultures and the Arts Project, Series A, 5.00%, 4/15/43	$2,750	$2,263,800
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	1,615	1,633,992
Genesee County Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/32	500	451,365
New York City IDA, RB:
American Airlines, Inc., JFK International Airport, AMT, 8.00%, 8/01/28 (i)	235	263,057
British Airways PLC Project, AMT, 7.63%, 12/01/32	1,500	1,511,700
JetBlue Airways Corp. Project, AMT, 5.13%, 5/15/30	1,750	1,494,798
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/46	4,000	3,442,080
New York Liberty Development Corp., Refunding RB, 2nd Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	375	397,114
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	1,265	1,066,711
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center Project, 5.00%, 7/01/42	1,220	1,040,440
Yonkers Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	410	432,263
		13,997,320
North Carolina — 1.5%
City of Charlotte North Carolina, Refunding RB, Charlotte-Douglas International Airport, Special Facilities Revenue, US Airway, Inc. Project, AMT, 5.60%, 7/01/27	1,180	1,127,596

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency, Refunding RB, High Point University, 4.38%, 5/01/34	$1,730	$1,551,862
North Carolina Medical Care Commission, Refunding RB:
Carolina Village Project, 6.00%, 4/01/38	1,000	992,390
First Mortgage, Whitestone Project, Series A, 7.75%, 3/01/41	830	875,775
		4,547,623
Ohio — 1.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed Bonds, Series A-2, 5.75%, 6/01/34	4,460	3,379,966
Oklahoma — 0.2%
Oklahoma Development Finance Authority, Refunding RB, Inverness Village Community, 6.00%, 1/01/32	695	671,029
Pennsylvania — 5.1%
Allegheny County IDA, RB, US Steel Corp. Project, AMT, 5.75%, 8/01/42	1,500	1,181,505
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	1,185	1,095,118
5.00%, 5/01/42	2,730	2,440,702
City of Philadelphia Pennsylvania Gas Works, RB, 9th Series, 5.25%, 8/01/40	1,000	978,790
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran, 6.38%, 1/01/39	2,680	2,811,561
East Hempfield Township IDA, Refunding RB, Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/45	3,200	2,809,280
Lancaster County Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	835	839,016

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Lehigh County General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 7/01/32	$2,095	$1,802,936
Pennsylvania Economic Development Financing Authority, RB, US Airways Group, Series A, 7.50%, 5/01/20	1,200	1,298,688
		15,257,596
Puerto Rico — 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series C, 7.65%, 8/01/38 (c)	5,000	774,850
Tennessee — 0.4%
Tennessee Energy Acquisition Corp., RB, Series A, 5.25%, 9/01/26	1,250	1,316,075
Texas — 13.6%
Bexar County Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/45	1,320	1,379,717
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	750	11,243
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 5.83%, 1/01/28 (c)	3,000	1,323,420
CAB, 5.91%, 1/01/29 (c)	500	205,525
CAB, 5.99%, 1/01/30 (c)	1,330	509,350
CAB, 6.06%, 1/01/31 (c)	4,000	1,427,360
Senior Lien, 5.75%, 1/01/25	250	258,720
Senior Lien, 6.25%, 1/01/46	765	780,529
Senior Lien, Series A, 5.00%, 1/01/33	85	79,030
Subordinate Lien, 5.00%, 1/01/33	300	258,921
Subordinate Lien, 5.00%, 1/01/42	265	217,970
City of Houston Texas, RB, Special Facilities Continental Airlines Inc. AMT:
Series A, 6.63%, 7/15/38	1,110	1,095,892
Series E, 6.75%, 7/01/21	630	631,581
Series E, 7.38%, 7/01/22	500	501,255
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	120	131,326

Municipal Bonds	Par (000)	Value
Texas (continued)
Clifton Higher Education Finance Corp., ERB, Idea Public Schools:
5.50%, 8/15/31	$255	$257,415
5.75%, 8/15/41	280	283,514
5.00%, 8/15/42	1,310	1,198,047
Clifton Higher Education Finance Corp., Refunding RB, Uplift Education, Series A, 4.40%, 12/01/47	590	453,492
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 6.59%, 11/15/41 (c)	350	56,508
Danbury Higher Education Authority, Inc., RB, A.W. Brown Fellowship Charter, Series A (ACA), 5.00%, 8/15/26 (h)	355	397,536
Gulf Coast IDA, RB, Citgo Petroleum Project, AMT, 4.88%, 5/01/25	1,580	1,476,842
Harris County Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 1/01/38	510	434,086
5.00%, 1/01/43	520	431,631
5.13%, 1/01/48	1,535	1,264,395
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Young Men's Christian Association of the Greater Houston Area, Series A, 5.00%, 6/01/38	2,065	1,936,929
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., Series A:
6.50%, 5/15/31	1,000	1,080,900
6.88%, 5/15/41	205	225,020
Matagorda County Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	290	321,445
Matagorda County Navigation District No. 1 Texas, Refunding RB, Series B (AMBAC), AMT, 4.55%, 5/01/30	2,000	1,833,260
New Hope Cultural Education Facilities Corp., RB:
5.88%, 4/01/36	890	862,490
6.00%, 4/01/45	1,355	1,301,410

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	8

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.13%, 12/01/42	$1,255	$1,152,868
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 6.05%, 9/01/37 (c)	725	174,152
North Texas Tollway Authority, Refunding RB, Second Tier System, Series F, 6.13%, 1/01/31	1,150	1,224,290
Red River Health Facilities Development Corp., First MRB Project:
Eden Home, Inc., 7.25%, 12/15/42	1,330	1,274,712
Wichita Falls Retirement Foundation, 5.13%, 1/01/41	600	503,058
Sam Rayburn Municipal Power Agency, Refunding RB, 5.00%, 10/01/21	500	561,690
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A:
CC Young Memorial Home, 8.00%, 2/15/38	330	351,747
Senior Living Center Project, 8.25%, 11/15/44	800	841,312
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/36	1,500	1,486,920
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,320	2,560,468
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,740	1,892,668
Texas State Turnpike Authority, RB, CAB, (AMBAC) (c):
6.02%, 8/15/30	5,200	1,911,468
6.07%, 8/15/35	10,000	2,702,500
Travis County Health Facilities Development Corp., Refunding RB, 7.13%, 1/01/46	1,920	1,855,757
		41,120,369

Municipal Bonds	Par (000)	Value
Utah — 1.0%
Utah State Charter School Finance Authority, RB, Navigator Pointe Academy, Series A, 5.63%, 7/15/40	$1,000	$948,950
Utah State Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050	2,089,688
		3,038,638
Virginia — 5.6%
City of Norfolk Virginia Parking System, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31 (h)	220	220,053
County of Fairfax Virginia EDA, Refunding RB:
Goodwin House, Inc., 5.13%, 10/01/37	1,800	1,804,842
Goodwin House, Inc., 5.13%, 10/01/42	1,185	1,186,908
Vinson Hall LLC, Series A, 5.00%, 12/01/42	970	835,888
Vinson Hall LLC, Series A, 5.00%, 12/01/47	1,265	1,074,833
Hanover County EDA, Refunding RB, Residential Care Facility, Covenant Woods, Series A, 5.00%, 7/01/47	1,015	808,427
Mosaic District Community Development Authority, Special Assessment Bonds, Series A:
6.63%, 3/01/26	515	562,983
6.88%, 3/01/36	450	495,886
Virginia Small Business Financing Authority, RB, Senior Lien AMT:
Elizabeth River Crossings LLC Project, 6.00%, 1/01/37	4,095	4,094,549
Elizabeth River Crossings Project, 5.25%, 1/01/32	420	394,162
Express Lanes LLC, 5.00%, 7/01/34	5,300	4,738,730
Watkins Centre Community Development Authority, RB, 5.40%, 3/01/20	650	631,793
		16,849,054
Washington — 0.8%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	1,005	931,173

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	9

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington (concluded)
King County Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	$545	$547,948
Washington Health Care Facilities Authority, RB, Kadlec Regional Medical Center, 5.00%, 12/01/42	1,000	859,300
		2,338,421
West Virginia — 0.5%
City of Princeton West Virginia, Refunding RB, Princeton Community Hospital Project, 5.00%, 5/01/27	1,575	1,575,299
Wisconsin — 0.5%
Public Finance Authority, Refunding RB, Senior Obligated Group, Series B, AMT, 5.00%, 7/01/42	1,500	1,237,215
Wisconsin Health & Educational Facilities Authority, Refunding RB, St. Johns Communities, Inc., Series A:
7.25%, 9/15/29	75	80,056
7.63%, 9/15/39	145	155,568
		1,472,839
Total Municipal Bonds — 88.2%		266,488,863

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)
California — 0.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	480	515,087
Colorado — 1.9%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 1/01/40	5,595	5,609,435
District of Columbia — 0.3%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (k)	940	1,048,245
Florida — 1.2%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	3,500	3,590,916

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)	Par (000)	Value
Illinois — 2.0%
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series A (NPFGC), 5.00%, 1/01/33 (k)	$3,495	$3,426,987
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGC), 6.00%, 8/15/41	2,480	2,646,284
		6,073,271
New York — 10.4%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47 (k)	1,720	1,819,606
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/31 (k)	3,015	3,223,020
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	11,040	11,414,256
2nd General Resolution, Series EE, 5.50%, 6/15/43	3,795	4,059,891
New York Liberty Development Corp., RB, World Trade Center Port Authority, Series 1, 5.25%, 12/15/43	7,725	8,058,985
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (k)	2,520	2,689,823
		31,265,581
Ohio — 0.7%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	2,010	2,180,071
South Carolina — 0.5%
South Carolina State Housing Finance & Development Authority, MRB, Series B-1, 5.55%, 7/01/39	1,419	1,452,210
Virginia — 0.8%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,525,844
Washington — 1.0%
City of Bellingham Washington, RB, Water & Sewer, 5.00%, 8/01/40	2,999	3,120,642

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	10

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)	Par (000)	Value
Wisconsin — 0.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39 (k)	$2,179	$2,234,703
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 19.7%		59,616,005
Total Long-Term Investments (Cost — $337,837,650) — 107.9%		326,104,868

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (l)(m)	14,661,168	14,661,168

		Value
Total Short-Term Securities (Cost — $14,661,168) — 4.9%		$14,661,168
Total Investments (Cost — $352,498,818*) — 112.8%		340,766,036
Liabilities in Excess of Other Assets — (0.9)%		(2,689,873)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.9%)		(36,029,886)
Net Assets — 100.0%		$302,046,277

* As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$316,370,117
Gross unrealized appreciation		$9,320,294
Gross unrealized depreciation		(20,945,956)
Net unrealized depreciation		$(11,625,662)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
D. A. Davidson & Co.	$772,350	$14,260
RBC Capital Markets, LLC	1,706,409	(1,865)
State Street Bank and Trust Co.	8,570,394	90,577

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Security is collateralized by Municipal or US Treasury obligations.
(h)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(j)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(k)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from January 1, 2015 to November 15, 2019 is $8,633,897.
(l)	Represents the current yield as of report date.
BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	11

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

(m)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at June 30, 2013	Net Activity	Shares Held at September 30, 2013	Income
FFI Institutional Tax-Exempt Fund	2,816,084	11,845,084	14,661,168	$ 272

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee
BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	12

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$326,104,868	—	$326,104,868
Short-Term Securities	$14,661,168	—	—	14,661,168
Total	$14,661,168	$326,104,868	—	$340,766,036

1 See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, TOB trust certificates of $36,021,581 are categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	13

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.0%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$15,945	$17,701,342
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children's Hospital (AGC), 6.00%, 6/01/39	15,835	17,749,452
Courtland IDB Alabama, RB, International Paper Co. Projects, Series A, 6.25%, 11/01/33	2,590	2,752,367
Courtland IDB Alabama, Refunding RB, AMT:
Champion International Corp. Project, 6.00%, 8/01/29	195	195,335
International Paper Co., Series B, 6.25%, 8/01/25	750	750,015
Prattville IDB Alabama, RB, Recovery Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,591,892
		42,740,403
Alaska — 0.2%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/28	2,000	2,325,500
6.00%, 9/01/32	5,250	5,966,100
		8,291,600
Arizona — 0.2%
Maricopa County & Phoenix IDA, Refunding RB, S/F, AMT (Fannie Mae), Series A-2, 5.80%, 7/01/40	405	417,267
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,200	1,838,716
Pinal County IDA Arizona, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	458,790
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	3,000	3,007,170
5.75%, 7/15/24	2,125	2,182,588
		7,904,531
California — 20.1%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare, 6.25%, 8/01/39	9,000	9,945,540

Municipal Bonds	Par (000)	Value
California (continued)
Bay Area Toll Authority, RB, San Francisco Bay Area Toll Bridge (a):
Series A-1, 0.97%, 4/01/45	$75,000	$74,497,500
Series C-1, 0.97%, 4/01/45	36,000	35,758,800
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.00%, 4/01/34 (b)	10,000	10,429,300
California Health Facilities Financing Authority, RB:
Catholic Healthcare West, Series J, 5.63%, 7/01/32	10,000	10,229,200
Sutter Health, Series A, 5.25%, 11/15/46	10,500	10,539,375
Sutter Health, Series B, 6.00%, 8/15/42	21,340	24,437,501
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	5,100	5,174,511
Catholic Healthcare West, Series A, 6.00%, 7/01/39	18,905	20,526,104
Stanford Hospital, Series A-3, 5.50%, 11/15/40	10,645	11,213,975
California State Public Works Board, RB, Various Capital Projects:
Sub-Series A-1, 6.00%, 3/01/35	14,125	15,948,396
Sub-Series I-1, 6.13%, 11/01/29	10,000	11,590,600
Sub-Series I-1, 6.38%, 11/01/34	11,680	13,428,846
California Statewide Communities Development Authority, RB, Series A:
Kaiser Permanente, 5.00%, 4/01/42	60,000	60,082,200
Sutter Health, 6.00%, 8/15/42	10,190	11,550,671
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	2,940	3,185,872
Series E, 5.50%, 7/01/31	1,920	2,057,760
California Statewide Financing Authority, RB, Tobacco Settlement, 6.00%, 5/01/43	5,970	5,438,133

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$5,850	$6,510,582
City of San Jose California, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	5,130	5,797,054
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	6,460	6,869,693
Series A-1, 5.75%, 3/01/34	6,010	6,354,914
Series A-1, 6.25%, 3/01/34	5,250	5,816,895
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/36	1,510	1,714,665
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	25,000	26,090,750
County of Sacramento California, RB, Subordinated & Passenger Facility Charges/Grant, Series C:
6.00%, 7/01/39	16,945	18,890,117
6.00%, 7/01/41	13,280	14,804,411
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.38%, 9/01/35	26,315	28,637,562
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	7,522,831
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	3,500	3,951,570
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/35	40,000	41,399,200
Series B, 5.00%, 7/01/43	16,000	16,737,440
Los Angeles Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 7/01/39	40,000	42,548,400
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E:
6.00%, 9/01/34	4,890	5,537,387
6.00%, 9/01/39	9,450	10,647,315
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	10,000	10,603,500

Municipal Bonds	Par (000)	Value
California (concluded)
Modesto Irrigation District, COP, Capital Improvements, Series A, 6.00%, 10/01/39	$11,755	$12,772,983
Oakland Unified School District/Alameda County, GO, Election of 2012, 6.63%, 8/01/38	3,750	3,951,863
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/35	10,000	10,623,800
Orange County Water District, COP, Refunding, 5.00%, 8/15/39	15,000	15,622,950
San Francisco City & County Airports Commission, ARB:
2nd Series A, AMT, 5.25%, 5/01/33	2,475	2,573,159
Series E, 6.00%, 5/01/39	24,300	27,599,454
San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	9,291,559
5.75%, 5/01/23	17,000	19,153,560
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	12,830	14,641,596
5.50%, 3/01/41	26,390	28,504,367
San Juan Water District, COP, Series A, 6.00%, 2/01/39	10,000	11,220,000
State of California, GO, Various Purposes:
6.50%, 4/01/33	38,500	45,481,205
6.00%, 4/01/38	34,485	39,284,277
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	19,355	21,929,021
University of California, RB, Series O, 5.75%, 5/15/34	1,450	1,635,049
University of California, Refunding RB:
General, Series AI, 5.00%, 5/15/38	10,000	10,538,400
Limited Project, Series G, 5.00%, 5/15/37	20,650	21,727,104
		893,018,917
Colorado — 0.3%
Central Platte Valley Metropolitan District, GO, Series A, 6.00%, 12/01/38 (b)	1,000	1,038,460

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	2

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	$4,385	$4,971,099
Plaza Metropolitan District No. 1, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 8.00%, 6/01/14 (c)	7,700	8,173,088
		14,182,647
Delaware — 0.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	19,500	19,954,740
District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	22,975,739
District of Columbia Water & Sewer Authority, Refunding RB, Series A:
6.00%, 10/01/35	12,630	14,087,502
5.50%, 10/01/39	7,475	7,981,506
		45,044,747
Florida — 4.9%
Anthem Park Community Development District, Special Assessment Bonds, 5.80%, 5/01/36 (d)(e)	1,720	1,220,667
City of State Augustine, RB, 5.75%, 10/01/41	1,000	1,081,130
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	7,970,175
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	7,750	7,751,937
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	9,300	10,715,739
Series B-1, 5.75%, 7/01/33	2,400	2,649,360
Series B-1, 6.00%, 7/01/38	30,000	33,457,500
County of Miami-Dade Florida, Refunding RB:
Miami International Airport, Series A, AMT (AGC), 5.50%, 10/01/26	7,000	7,789,320
Miami International Airport, Series A, AMT (AGC), 5.50%, 10/01/27	5,495	6,019,278
Water & Sewer Systems, Series C, 6.00%, 10/01/23	25,000	29,346,750

Municipal Bonds	Par (000)	Value
Florida (continued)
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds, Series A, 6.38%, 5/01/35 (d)(e)	$6,850	$3,563,781
Florida Housing Finance Corp., Refunding RB, AMT, Homeowner Mortgage, Series 1 (Ginnie Mae), 6.00%, 7/01/39	1,980	2,056,052
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 6/01/27	10,000	10,826,600
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 5/01/33	935	937,206
Highland Meadows Community Development District, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (d)(e)	1,090	421,176
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	4,990	5,618,391
Hillsborough County IDA, RB, National Gypsum Co., AMT, Series A, 7.13%, 4/01/30	6,000	6,014,460
Jacksonville Electric Authority Florida, RB:
Scherer 4 Project, Series A, 6.00%, 10/01/37	11,225	11,458,817
Sub-Series A, 5.63%, 10/01/32	10,525	11,494,037
Sub-Series A, 5.50%, 10/01/39	10,000	10,172,200
Miami-Dade County, RB, Series A, 6.00%, 10/01/38	6,175	6,727,477
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	14,350	15,705,644
Orange County Health Facilities Authority, RB, 5.00%, 1/01/39	8,685	8,756,130
State of Florida, GO, Board of Education, Series A:
5.38%, 6/01/33	4,000	4,434,480
5.50%, 6/01/38	4,790	5,325,091
State of Florida, RB, Board of Education Lottery Revenue, Series A, 5.75%, 7/01/28	3,890	4,489,527

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (d)(e)	$160	$103,051
Watergrass Community Development District, Special Assessment Bonds, Series B:
5.13%, 11/01/14	1,000	856,790
6.96%, 11/01/17	755	696,767
		217,659,533
Georgia — 1.9%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	30,000	34,025,700
County of DeKalb Georgia Hospital Authority, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	2,000	2,013,860
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.00%, 2/15/22	2,250	2,250,563
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Sub-Series D, 6.00%, 1/01/23	10,000	11,682,600
Series EE (AMBAC), 7.00%, 1/01/25	20,000	26,595,600
Richmond County Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	3,625	3,852,251
Rockdale County Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	5,000	5,018,400
		85,438,974
Illinois — 7.8%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	846,520
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	15,000	16,268,550
City of Chicago Illinois, GARB, O’Hare International Airport Third Lien:
Series B-2, AMT (NPFGC), 6.00%, 1/01/27	17,690	17,865,662

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, GARB, O’Hare International Airport Third Lien (concluded):
Series B-2, AMT (Syncora), 6.00%, 1/01/29	$70,000	$70,660,800
Series C, 6.50%, 1/01/41	24,570	28,284,738
City of Chicago Illinois Board of Education, GO, Series A (AGM), 5.50%, 12/01/39	39,205	39,560,982
City of Chicago Illinois Wastewater Transmission, RB, Series A (BHAC), 5.50%, 1/01/38	3,000	3,231,270
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	7,020	7,891,673
Carle Foundation, Series A, 6.00%, 8/15/41	6,450	6,930,332
Carle Foundation, Series A (AGM), 6.00%, 8/15/41	3,675	3,921,409
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	810	780,127
DePaul University, Series A, 6.13%, 10/01/40	11,735	12,877,285
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	5,280	6,202,574
Rush University Medical Center, Series C, 6.38%, 11/01/29	2,860	3,193,876
Rush University Medical Center, Series C, 6.63%, 11/01/39	80	88,894
University of Chicago, Series B, 6.25%, 7/01/38	25,000	27,507,500
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	4,205	4,396,117
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	29,905	33,453,527
Northwestern Memorial Hospital, Series B, 6.00%, 8/15/14 (c)	1,200	1,260,324
OSF Healthcare System, Series A, 7.00%, 11/17/14 (c)	3,335	3,587,560
OSF Healthcare System, Series A, 7.13%, 11/17/14 (c)	1,970	2,121,966
OSF Healthcare System, Series A, 6.00%, 5/15/39	11,100	11,938,827

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	4

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB (concluded):
Roosevelt University Project, 6.50%, 4/01/39	$8,000	$8,487,040
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/30	6,900	8,105,637
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	13,865	14,801,858
University of Illinois, RB, Series A, 5.75%, 4/01/38	170	186,876
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,005,400
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,335	1,280,092
		345,737,416
Indiana — 2.3%
Indiana Finance Authority, RB, Wastewater Utility, First Lien, CWA Authority Project, Series A, 5.25%, 10/01/38	4,000	4,186,040
Indiana Finance Authority, Refunding RB:
Duke Energy Indiana Project, Series B, 6.00%, 8/01/39	11,000	11,949,520
Parkview Health System, Series A, 5.75%, 5/01/31	1,570	1,660,354
Trinity Health, Series A, 5.63%, 12/01/38	12,000	12,993,960
US Steel Corp. Project, 6.00%, 12/01/26	14,005	13,330,799
Indiana Municipal Power Agency, RB, Series B:
5.75%, 1/01/34	700	706,699
6.00%, 1/01/39	19,620	21,764,858
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project Series A:
5.75%, 1/01/38	12,800	13,546,240
(AGC), 5.50%, 1/01/38	21,900	22,996,314
		103,134,784
Iowa — 1.4%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,600	5,906,992

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	$35,000	$33,728,450
Iowa Student Loan Liquidity Corp., RB, AMT, Senior Series A-2:
5.40%, 12/01/24	13,580	14,613,031
5.50%, 12/01/25	9,035	9,709,553
		63,958,026
Kansas — 0.0%
Sedgwick & Shawnee Counties Kansas, RB, AMT (Ginnie Mae), 6.95%, 6/01/29	375	396,060
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	20,850	22,045,539
Louisiana — 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	7,080	7,415,309
Series A, 6.50%, 8/01/29	11,195	11,995,779
Series A-1, 6.50%, 11/01/35	17,185	18,243,252
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	1,370	1,559,005
State of Louisiana Gasoline & Fuels Tax, Refunding RB, Second Lien, Series B (a):
0.60%, 5/01/43	32,000	31,827,200
0.68%, 5/01/43	20,000	19,783,800
		90,824,345
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center:
7.50%, 7/01/32	12,365	13,865,987
6.95%, 7/01/41	2,205	2,349,384
		16,215,371

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	$3,980	$4,689,634
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	6,000	6,294,780
		10,984,414
Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	1,375	1,489,070
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42	10,000	8,375,500
Harvard University, Series B-1, 5.00%, 10/15/40	20,000	21,424,200
Massachusetts HFA, RB, Series B, 7.00%, 12/01/38	4,585	4,960,924
Massachusetts Water Pollution Abatement Trust, RB, Series 13, 5.00%, 8/01/37	7,875	8,245,834
		44,495,528
Michigan — 1.6%
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41	6,485	6,926,888
Michigan State Building Authority, Refunding RB, Facilities Program, Series I:
6.00%, 10/15/38	12,455	13,840,245
6.25%, 10/15/38	7,500	8,471,625
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	1,535	1,582,339
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	4,285	4,368,729
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT, 5.50%, 6/01/30	7,345	7,346,249
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series V, 8.25%, 9/01/39	18,130	21,769,235

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital (concluded):
Series W, 6.00%, 8/01/39	$5,145	$5,431,525
		69,736,835
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A, 6.75%, 11/15/32	5,940	6,834,148
Series B (AGC), 6.50%, 11/15/38	17,905	20,464,162
Ramsey County Housing & Redevelopment Authority Minnesota, RB, Hanover Townhouses Project, AMT, 6.00%, 7/01/31	1,110	1,110,943
		28,409,253
Mississippi — 0.1%
County of Warren Mississippi, RB, International Paper Co. Project, Series A, 6.50%, 9/01/32	1,500	1,596,975
County of Warren Mississippi, Refunding RB, International Paper Co. Project, Series B, AMT, 6.75%, 8/01/21	1,700	1,702,635
		3,299,610
Missouri — 0.1%
City of Fenton Missouri, Refunding, Tax Allocation Bonds, Gravois Bluffs Redevelopment Project, 5.00%, 4/01/14	1,000	1,018,940
City of Saint Louis Missouri, RB, Lambert-St. Louis International, Series A-1, 6.25%, 7/01/29	1,175	1,305,754
		2,324,694
Nevada — 2.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	12,925	14,117,202
City of Reno Nevada, Special Assessment Bonds, Somerset Parkway, 6.63%, 12/01/22	1,485	1,488,222
Clark County Water Reclamation District, GO, Series B:
5.75%, 7/01/34	3,125	3,546,688
5.75%, 7/01/38	32,685	37,021,973

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	6

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	$51,700	$57,237,587
		113,411,672
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	15,500	16,746,665
New Jersey — 6.5%
Cape May County Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 3/01/21	5,000	6,119,300
Monmouth County Improvement Authority, RB, Brookdale Community College Project, 6.00%, 8/01/38	3,600	4,079,340
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	26,500	27,073,195
Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/38	6,880	7,208,382
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	8,270	8,744,615
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (c):
7.13%, 6/01/19	2,870	3,707,810
7.50%, 6/01/19	9,200	12,071,320
New Jersey Health Care Facilities Financing Authority, Refunding RB, AHS Hospital Corp.:
6.00%, 7/01/37	1,200	1,333,200
6.00%, 7/01/41	30,685	34,651,957
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	950	1,002,307
5.75%, 12/01/27	500	534,250
5.75%, 12/01/28	450	476,708
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA:
6.38%, 10/01/28	1,230	1,290,332
6.50%, 10/01/38	1,480	1,511,909

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey State Turnpike Authority, Refunding RB (a):
Series D, 0.60%, 1/01/22	$17,000	$16,952,740
Series D, 0.69%, 1/01/23	17,000	16,890,180
Series D, 0.75%, 1/01/24	15,000	14,856,450
Series E, 0.60%, 1/01/22	12,000	11,966,640
Series E, 0.69%, 1/01/23	10,000	9,935,400
Series E, 0.75%, 1/01/24	10,000	9,904,300
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.13%, 6/15/28	5,000	5,338,900
Series A, 5.13%, 6/15/29	12,875	13,625,484
Series A, 5.88%, 12/15/38	4,255	4,739,006
Series AA, 5.00%, 6/15/38	37,500	38,293,875
Series AA, 5.50%, 6/15/39	11,400	12,149,322
Series B, 5.25%, 6/15/36	24,600	25,788,918
		290,245,840
New Mexico — 0.0%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 2/01/27	250	292,625
New Mexico Mortgage Finance Authority, RB, S/F Mortgage Program, Series D, AMT (Fannie Mae), 6.15%, 7/01/35	1,000	1,062,120
		1,354,745
New York — 5.5%
City of New York New York, GO:
Series D-1, 5.00%, 8/01/30 (b)	9,000	9,733,050
Series E-1, 6.25%, 10/15/28	10,100	11,800,032
Long Island Power Authority, Refunding RB, Electric System, Series A, 6.00%, 5/01/33	49,450	55,928,939
Metropolitan Transportation Authority, RB:
Series C, 6.50%, 11/15/28	21,870	25,582,214
Series D, 5.25%, 11/15/41	13,925	14,332,306
New York City Housing Development Corp., RB, Series M:
6.50%, 11/01/28	4,300	4,646,322
6.88%, 11/01/38	7,785	8,371,522
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	17,250	19,290,157
New York State Dormitory Authority, RB, Columbia University, 5.00%, 10/01/41	39,000	41,350,530

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Thruway Authority, Refunding RB, General, Series G (AGM), 5.00%, 1/01/32	$5,000	$5,194,550
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	4,695	5,019,753
Sales Tax Asset Receivable Corp., Refunding RB, Series A, (AMBAC):
5.25%, 10/15/27	13,935	14,548,976
5.00%, 10/15/32	22,500	23,270,400
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	5,715	5,970,518
		245,039,269
North Carolina — 0.2%
Columbus County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,188,070
Durnham Capital Finance Corp., Refunding RB, 5.00%, 6/01/32	3,710	4,011,067
		7,199,137
Ohio — 1.0%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A:
5.75%, 11/15/31	500	551,410
6.50%, 11/15/37	12,140	13,927,615
6.00%, 11/15/41	2,400	2,652,912
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.50%, 5/01/34	10,500	11,439,540
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	5,430	5,890,355
State of Ohio Turnpike Commission, RB, Junior Lien, Series A, 5.25%, 2/15/39	7,600	7,942,912
		42,404,744
Oklahoma — 0.1%
Oklahoma County Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.13%, 4/01/42	6,300	5,815,782

Municipal Bonds	Par (000)	Value
Oregon — 0.0%
City of Portland Oregon, M/F HRB, Lovejoy Station Apartments Project, AMT (NPFGC), 5.90%, 7/01/23	$425	$425,735
Pennsylvania — 1.6%
Allegheny County IDA, Refunding RB, Environmental Improvement, US Steel Corp. Project:
6.75%, 11/01/24	5,785	6,009,053
6.75%, 12/01/27	5,000	5,052,450
6.88%, 5/01/30	5,000	5,100,150
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 5/15/20 (f)	3,515	4,215,399
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/39	10,575	11,094,127
6.50%, 1/01/39	2,245	2,251,308
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A:
6.00%, 6/01/29	12,530	13,466,868
6.00%, 6/01/36	2,970	3,150,873
Lancaster County Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.25%, 7/01/26	1,160	1,178,421
Pennsylvania Economic Development Financing Authority, RB:
Allegheny Energy Supply Co., 7.00%, 7/15/39	12,000	12,245,400
American Water Co. Project, 6.20%, 4/01/39	3,475	3,774,927
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund, 6.00%, 12/01/36	950	1,066,727
Philadelphia IDA, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,265,708
		69,871,411
South Carolina — 0.2%
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	3,000	3,002,640

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	8

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A, (AGM):
6.25%, 8/01/34	$1,315	$1,441,805
6.50%, 8/01/39	2,955	3,271,510
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	2,390	2,523,386
		10,239,341
Tennessee — 1.3%
County of Rutherford Tennessee Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	23,740	23,912,115
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding RB, Water and Sewer, 5.00%, 7/01/40	33,240	34,859,453
		58,771,568
Texas — 7.2%
City of Dallas Texas Waterworks & Sewer System, Refunding RB, Series A, 5.00%, 10/01/41	16,855	17,753,709
City of Houston Texas Utility System, Refunding RB, Combined First Lien, Series A (AGC), 6.00%, 11/15/35	32,350	36,713,368
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.00%, 12/01/42	20,000	20,973,200
Dallas/Fort Worth International Airport, Refunding RB, Series G, 5.00%, 11/01/29	5,155	5,328,672
Harris County Flood Control District, GO, Refunding Series A, 5.00%, 10/01/31	9,100	9,760,296
Matagorda County Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	9,775	10,834,903
North Texas Toll way Authority, RB, Special Projects System, Series A, 6.00%, 9/01/41	4,815	5,352,450
North Texas Toll way Authority, Refunding RB:
First Tier System, 6.00%, 1/01/34	11,490	12,354,278
First Tier System (NPFGC), Series B, 5.75%, 1/01/40	9,870	10,597,419

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB (concluded):
First Tier System, Series A (NPFGC), 5.75%, 1/01/40	$7,720	$8,288,964
First Tier System, Series K-2 (AGC), 6.00%, 1/01/38	2,245	2,467,682
First Tier, Series A, 6.00%, 1/01/28	1,000	1,128,660
Second Tier System, Series F, 6.13%, 1/01/31	25,615	27,269,729
Port of Bay City Authority Texas, RB, Hoechst Celanese Corp. Project, AMT, 6.50%, 5/01/26	4,000	4,001,320
State of Texas, GO:
Transportation Commission, Highway Improvement, 5.00%, 4/01/42	20,000	21,178,200
Refunding Water Financial Assistance, 5.75%, 8/01/22	3,445	3,460,571
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	50,000	56,531,500
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26	2,200	2,212,232
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	25,520	28,165,148
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	23,000	25,018,020
University of Texas System, Refunding RB, Series B, 5.00%, 8/15/35	8,370	8,957,490
		318,347,811
Utah — 1.9%
City of Salt Lake City Utah, Refunding RB, IHC Hospital, Inc., Series A, 8.13%, 5/15/15 (f)	20	21,379
County of Utah Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	57,565	59,252,806
Utah Transit Authority, RB, Series A, 5.00%, 6/15/36	13,000	13,651,820

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	9

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Utah (concluded)
Utah Transit Authority, Refunding RB, 5.00%, 6/15/42	$10,000	$10,226,000
		83,152,005
Virginia — 1.5%
Hampton Redevelopment & Housing Authority, RB, M/F Housing Facility, Tidewater Seniors Apartments Project, AMT, 5.45%, 1/01/34	1,905	1,935,594
Virginia HDA, RB, Rental Housing, Series A, 5.25%, 5/01/41	2,865	2,913,992
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 6.00%, 1/01/37	28,085	28,081,911
Winchester IDA, Refunding RB, Valley Health (BHAC) (AMBAC), 5.25%, 1/01/37	31,970	34,156,428
		67,087,925
Washington — 2.5%
City of Seattle Washington Housing Authority, RB:
Newholly Project, AMT, 6.25%, 12/01/35	2,750	2,507,643
Replacement Housing Projects, S/F & M/F Housing, 6.13%, 12/01/32	4,150	4,164,981
Port of Seattle, Refunding RB, Intermediate Lien, Series A:
5.00%, 8/01/31	10,000	10,502,000
5.00%, 8/01/33	2,500	2,604,975
State of Washington, GO, Series D, 5.00%, 1/01/33	10,000	10,732,500
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	44,800	46,931,136
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	2,000	2,137,700
Swedish Health Services, Series A, 6.75%, 05/15/21 (c)	16,000	21,054,560
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,000	11,393,800
		112,029,295

Municipal Bonds	Par (000)	Value
Wisconsin — 1.7%
City of Superior Wisconsin, Refunding RB, Midwest Energy Resources, Series E (NPFCG), 6.90%, 8/01/21	$7,000	$8,760,500
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Alliance, Series D, 5.00%, 11/15/41	45,000	45,236,250
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc., Series A, 5.00%, 4/01/42	20,000	20,000,000
		73,996,750
Total Municipal Bonds — 82.3%		3,651,937,662

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
Arizona — 4.6%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	30,000	31,430,700
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A:
5.00%, 1/01/37	98,935	102,527,600
5.00%, 1/01/38	54,015	56,022,359
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	13,700	14,210,188
		204,190,847
Arkansas — 0.5%
University of Arkansas, RB, Various Facilities, UAMS Campus (NPFGC), 5.00%, 3/01/36	21,290	22,476,066
California — 4.4%
Anaheim Public Financing Authority, RB, Distribution System, Second Lien (BHAC), 5.00%, 10/01/34	10,995	11,181,665
County of Orange California, ARB, Series B, 5.25%, 7/01/34	13,045	13,916,605
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	27,500	28,630,800
Metropolitan Water District of Southern California, RB, Series A:
5.00%, 1/01/39	10,000	10,546,900
(AGM), 5.00%, 7/01/30	6,827	7,168,776

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	10

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
California (concluded)
Metropolitan Water District of Southern California, Refunding RB:
Series B, 5.00%, 7/01/35	$13,168	$13,828,123
Series C, 5.00%, 7/01/35	13,375	14,066,876
San Diego Community College District California, GO, Election of 2006 (AGM), 5.00%, 8/01/32	18,000	19,444,500
San Diego County Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,500	4,694,940
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.38%, 8/01/34	15,000	16,293,000
San Francisco City & County Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	23,000	24,338,600
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	10,055	10,761,716
University of California, RB, General, Series O, 5.25%, 5/15/39	20,695	21,963,590
		196,836,091
Colorado — 0.0%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (h)	1,580	1,717,214
Florida — 3.9%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/37	10,000	10,097,900
County of Orange Florida School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	2,000	2,088,140
Florida State Turnpike Authority, RB, Department of Transportation, Series B, 5.00%, 7/01/40	35,720	38,247,547
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	6,300	6,880,293
State of Florida, GO, Board of Education:
Capital Outlay, Series E, 5.00%, 6/01/37	39,730	43,221,075
Series C, 5.00%, 6/01/37	65,545	70,183,959
		170,718,914

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Illinois — 0.5%
City of Chicago Illinois, Refunding RB, Waterworks, Second Lien (AGM), 5.25%, 11/01/33	$5,000	$5,127,450
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGC), 6.00%, 8/15/41	15,600	16,645,980
		21,773,430
Indiana — 2.3%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	31,460	31,784,667
Indianapolis Local Public Improvement Bond Bank, RB, PILOT, Infrastructure Project, Series F (AGM):
5.00%, 1/01/35	23,550	24,960,410
5.00%, 1/01/40	7,000	7,343,980
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	34,125	35,833,206
		99,922,263
Louisiana — 0.3%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	11,950	12,580,840
Massachusetts — 0.7%
Massachusetts School Building Authority, RB:
Senior Dedicated Sales Tax, Series B, 5.00%, 10/15/41	20,000	20,915,200
Series A (AMBAC), 5.00%, 8/15/37	10,000	10,368,700
		31,283,900
Nebraska — 0.2%
Omaha Public Power District, RB, Series A, 5.00%, 2/01/43	10,000	10,280,400
New York — 0.1%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	2,010	2,247,723
Ohio — 0.5%
County of Hamilton Ohio, Refunding RB, Sub-Series A (AGM), 5.00%, 12/01/32	20,000	20,751,400

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	11

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Ohio (concluded)
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	$1,000	$1,062,580
		21,813,980
Texas — 3.1%
City of Houston Texas, Refunding RB, Combined First Lien:
Series A (AGC), 5.38%, 11/15/38	26,160	27,859,615
Series A (NPFGC), 5.13%, 5/15/28	20,000	20,464,000
City of San Antonio Texas, Refunding RB, Electric and Gas Revenue:
5.00%, 2/01/17 (c)	218	232,269
5.00%, 2/01/32	28,772	30,606,713
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	10,000	10,720,200
Dallas Area Rapid Transit, Refunding RB, Senior Lien (AMBAC), 5.00%, 12/01/36	27,860	29,683,390
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children's Hospital Project, 5.50%, 10/01/39	8,500	9,271,630
Harris County Flood Control District, Refunding RB, Contract Tax, Series A, 5.00%, 10/01/39	10,000	10,587,300
		139,425,117
Utah — 0.7%
County of Utah, RB, IHC Health Services Inc., 5.00%, 5/15/43	30,000	30,879,600
Washington — 0.6%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	8,500	8,908,425
5.00%, 11/01/36	15,715	16,283,979
		25,192,404
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 22.4%		991,338,789

US Government Sponsored Agency Securities — 0.0%
Mortgage-Backed Securities — 0.0%
Ginnie Mae Mortgage-Backed Securities, 6.00%, 11/15/31	—(i)	190

Investment Companies — 0.1%	Shares	Value
iShares S&P National Municipal Bond Fund (j)	46,296	$4,837,469
Total Long-Term Investments (Cost — $4,487,129,586) — 104.8%		4,648,114,110

Short-Term Securities	Par (000)
Florida — 2.5%
Broward County Florida School Board, COP, VDRN, Series D (JPMorgan Chase Bank SBPA), 0.40%, 10/07/13 (l)	$111,975	111,975,000
Tennessee — 1.5%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN Methodist Le Bonheur Healthcare (US Bank NA SBPA) (l):
Series A, 0.18%, 10/07/13	14,600	14,600,000
Series B, 0.18%, 10/07/13	50,000	50,000,000
		64,600,000

	Shares
Money Market — 0.8%
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	35,341,649	35,341,649
Total Short-Term Securities (Cost — $211,916,649) — 4.8%		211,916,649
Total Investments (Cost — $4,699,046,235*) — 109.6%		4,860,030,759
Other Assets Less Liabilities — 1.0%		46,442,765
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.6%)		(471,608,944)
Net Assets — 100.0%		$4,434,864,580
* As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$4,228,159,031
Gross unrealized appreciation		$215,028,054
Gross unrealized depreciation		(54,650,810)
Net unrealized appreciation		$160,377,244

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	12

Schedule of Investments (continued)	BlackRock National Municipal Fund

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
D. A. Davidson & Co.	$1,038,460	$11,770
RBC Capital Markets, LLC	$10,429,300	$21,200
Siebert Brandford Shank & Co.	$9,733,050	$2,790

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Non-income producing security.
(f)	Security is collateralized by municipal or US Treasury obligations.
(g)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire July 1, 2017 is $834,226.
(i)	Amount is less than $500.
(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2013	Net Activity	Shares Held at September 30, 2013	Value at September 30, 2013	Income
FFI Institutional Tax-Exempt Fund	109,118,875	(73,777,226)	35,341,649	$35,341,649	$173,553
iShares S&P National Municipal Bond Fund	46,296	—	46,296	4,837,469	—

(k)	Represents the current yield as of report date.
(l)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	13

Schedule of Investments (continued)	BlackRock National Municipal Fund

Portfolio Abbreviations

Fannie Mae	Federal National Mortgage Association
GARB	General Airport Revenue Bonds
Ginnie Mae	Government Natioanl Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
SBPA	Stand-by Bond Purchase Agreements
Syncora	Syncora Guarantee
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	14

Schedule of Investments (concluded)	BlackRock National Municipal Fund

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$4,837,469	$4,643,276,641	—	$4,648,114,110
Short-Term Securities	35,341,649	176,575,000	—	211,916,649
Total	$40,179,118	$4,819,851,641	—	$4,860,030,759

1 See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund's assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,095,110	—	—	$4,095,110
Liabilities:
TOB trust certificates	—	$(471,494,484)	—	(471,494,484)
Total	$4,095,110	$(471,494,484)	—	$(467,399,374)

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	15

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
Alabama 21st Century Authority, Refunding RB, Series A, 4.00%, 6/01/15	$2,000	$2,106,580
Alabama Federal Aid Highway Finance Authority, RB, Grant Appreciation, 5.00%, 9/01/16	5,130	5,734,571
		7,841,151
Alaska — 0.2%
Alaska Student Loan Corp., RB, Senior Series A, AMT, 5.00%, 6/01/16	2,000	2,145,200
Arizona — 0.7%
Phoenix Civic Improvement Corp., Refunding RB:
Junior Lien Water System, 4.00%, 7/01/14	5,000	5,144,750
Transit Excise Tax, Light Rail Project, 5.00%, 7/01/16	1,000	1,116,730
		6,261,480
California — 11.5%
California Pollution Control Financing Authority, RB, Waste Management, Inc. Project, Series A-1, Mandatory Put Bonds, AMT, 1.88%, 4/01/25 (a)	5,000	4,999,650
California Pollution Control Financing Authority, Refunding RB, USA Waste Services, Inc. Project, Series A, Mandatory Put Bonds, AMT, 2.63%, 6/01/18 (a)	3,000	3,026,880
California State Department of Water Resources, Refunding RB, Series M, 5.00%, 5/01/14	35,000	35,980,000
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/14	1,000	1,023,980
City of Long Beach California, Refunding RB, Series B, AMT (NPFGC), 5.50%, 5/15/14	5,215	5,386,626
East Bay Municipal Utility District, Refunding RB, Wastewater System, 0.39%, 6/01/38 (a)	1,500	1,500,090
Los Angeles Unified School District, GO, Refunding, Series A-1, 5.00%, 7/01/15	6,000	6,491,460
State of California, GO, Economic Recovery Bonds, Series A (NPFGC), 5.00%, 7/01/15	3,805	3,945,557

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Refunding, Various Purpose:
5.00%, 10/01/14	$2,565	$2,688,684
5.00%, 4/01/15	10,360	11,088,826
5.00%, 4/01/16	10,000	11,086,800
5.00%, 9/01/16	3,000	3,372,390
5.00%, 2/01/17	10,000	11,359,500
(NPFGC), 5.00%, 9/01/16	1,380	1,551,299
		103,501,742
Connecticut — 3.7%
Connecticut Municipal Electric Energy Cooperative, Refunding RB, Series A (AGC), 5.00%, 1/01/14 (b)	2,115	2,140,592
Connecticut Resources Recovery Authority, Refunding RB, Covanta Southeastern Connecticut Co. Project, Series A, AMT, 4.00%, 11/15/15	2,635	2,820,688
Connecticut State Development Authority, RB, Connecticut Light & Power Co., Series A, Mandatory Put Bonds, AMT, 1.55%, 5/01/31 (a)	13,200	13,332,792
State of Connecticut, GO, Economic Recovery, Series A, 5.00%, 1/01/14	7,280	7,369,398
State of Connecticut, RB, Special Tax Bonds, Transportation Infrastructure, Series A:
5.00%, 11/01/13	5,000	5,020,950
5.00%, 11/01/14	2,700	2,841,453
		33,525,873
Delaware — 1.3%
Delaware Transportation Authority, Refunding RB, Senior, 5.00%, 7/01/15	1,945	2,102,895
University of Delaware, Refunding RB, Series C, 0.70%, 11/01/37 (a)	10,000	9,942,200
		12,045,095
District of Columbia — 0.6%
Metropolitan Washington Airports Authority, RB, Series A, AMT (NPFGC), 5.25%, 10/01/13	5,000	5,000,700

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 5.7%
Citizens Property Insurance Corp., RB, Senior Secured Series A-1:
Coastal Account, 5.00%, 6/01/15	$7,745	$8,277,314
Personal Lines & Commercial Lines Account, 5.00%, 6/01/16	10,000	11,006,800
City of Jacksonville Florida, Refunding RB, Series C, 5.00%, 10/01/16	1,280	1,435,930
County of Broward Florida Airport System, ARB, Series Q-1, 5.00%, 10/01/15	1,000	1,086,630
County of Miami-Dade Florida, Refunding ARB, Series A, AMT:
4.00%, 10/01/14	2,500	2,590,500
4.00%, 10/01/15	2,750	2,923,938
5.00%, 10/01/16	1,750	1,945,685
Florida State Board of Education, GO, Refunding, Series A, 5.00%, 1/01/15	7,395	7,834,041
Florida State Department of Environmental Protection, Refunding RB, Series A:
Everglades Restoration (AGC), 5.00%, 7/01/16	1,205	1,340,779
Florida Forever, 5.00%, 7/01/14	5,000	5,178,300
Greater Orlando Aviation Authority, Refunding RB, Airport Facilities, Series A, AMT (AGM), 5.00%, 10/01/14	2,500	2,615,500
Highlands County Health Facilities Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series I, 5.00%, 11/15/16	1,035	1,162,481
State of Florida, GO, Refunding, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B, 5.00%, 7/01/16	3,375	3,773,891
		51,171,789
Hawaii — 0.7%
State of Hawaii, GO, Refunding, Series DG (AMBAC), 5.00%, 7/01/16	1,290	1,388,337

Municipal Bonds	Par (000)	Value
Hawaii (concluded)
State of Hawaii, Refunding RB, Airport System, AMT, 5.00%, 7/01/14	$5,000	$5,171,900
		6,560,237
Idaho — 1.0%
Idaho Housing & Finance Association, RB, Unemployment Compensation, 5.00%, 8/15/14	8,585	8,939,561
Illinois — 2.9%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Senior Lien, Series A, AMT, 5.00%, 1/01/16	4,500	4,904,145
Illinois Finance Authority, Refunding RB, Hospital Sisters Services, Inc., Series C:
3.00%, 8/15/14	1,340	1,370,217
5.00%, 8/15/15	1,000	1,076,790
Regional Transit Authority, GO, Refunding, ERS, Series B, 0.70%, 6/01/25 (a)	16,300	16,300,000
State of Illinois, RB, Unemployment Insurance Fund Building Receipts, Series A, 5.00%, 6/15/16	2,500	2,775,225
		26,426,377
Indiana — 1.1%
City of Whiting Indiana, RB, BP Products North America, Inc., Mandatory Put Bonds, 2.80%, 6/01/44 (a)	3,325	3,374,975
Indiana Finance Authority, RB, Water Utilities, Citizens Energy Group Project, Second Lien, Series B, 3.00%, 10/01/14	5,000	5,126,300
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/16	1,425	1,495,537
		9,996,812
Iowa — 0.6%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, 4.00%, 12/01/13	1,150	1,157,394
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 3.10%, 12/01/14	4,525	4,629,211
		5,786,605

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	2

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana — 2.9%
Parish of Morehouse Louisiana, Refunding RB, Pollution Control, International Paper Co. Project, Series A, 5.25%, 11/15/13	$8,525	$8,567,284
State of Louisiana, GO, Refunding, Series A (NPFGC), 5.00%, 8/01/14	12,000	12,485,400
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 5/15/16	3,000	3,271,260
5.00%, 5/15/17	1,730	1,921,788
		26,245,732
Maryland — 2.2%
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project:
4.00%, 3/01/14	3,170	3,219,357
AMT, 4.00%, 3/01/14	7,675	7,793,885
AMT, 5.00%, 3/01/16	8,315	9,134,776
		20,148,018
Massachusetts — 4.0%
City of Boston Massachusetts, GO, Refunding, Series B, 4.00%, 2/01/15	6,580	6,909,329
Commonwealth of Massachusetts, GO, Consolidated Loan, Series B, 5.00%, 8/01/15	2,500	2,713,750
Commonwealth of Massachusetts, GO, Refunding, Consolidated Loan, Series D (NPFGC), 6.00%, 11/01/13	5,000	5,025,300
Massachusetts Port Authority, RB, Series A, AMT, 5.00%, 7/01/16	1,625	1,805,034
Massachusetts State Department of Transportation, Refunding RB, Senior Series B, 5.00%, 1/01/14	12,155	12,300,738
University of Massachusetts Building Authority, RB, Senior Series 1, 5.00%, 11/01/13	7,555	7,586,429
		36,340,580
Michigan — 3.7%
Michigan Finance Authority, Refunding RB, Unemployment Obligation Assessment, Series A:
5.00%, 1/01/14	1,000	1,012,170
5.00%, 7/01/15	7,000	7,556,710
5.00%, 1/01/16	13,525	14,838,548

Municipal Bonds	Par (000)	Value
Michigan (concluded)
State of Michigan Trunk Line, Refunding RB, Series B (AGM), 5.00%, 9/01/15	$7,825	$8,492,003
Utica Community Schools, GO, Refunding, School Building & Site (Q-SBLF), 3.00%, 5/01/14	1,380	1,401,997
		33,301,428
Minnesota — 0.7%
State of Minnesota, GO, Refunding, Various Purpose, Series D, 5.00%, 8/01/14	6,000	6,241,740
Nebraska — 0.5%
Nebraska Public Power District, Refunding RB, General:
Series A, 5.00%, 1/01/16	1,000	1,097,590
Series B-1 (NPFGC), 5.00%, 1/01/14	3,000	3,036,600
		4,134,190
Nevada — 2.3%
Clark County Nevada, Refunding RB, Motor Vehicle Fuel Tax, 5.00%, 7/01/15	8,000	8,628,960
Clark County Nevada School District, GO, Limited Tax, Series A, 5.00%, 6/15/16	11,000	12,201,530
		20,830,490
New Hampshire — 0.2%
State of New Hampshire, RB, Federal Highway, GAN, 5.00%, 9/01/16	1,250	1,401,300
New Jersey — 8.7%
County of Ocean New Jersy, GO, Refunding, 5.00%, 8/01/16	1,235	1,382,607
New Jersey Building Authority, Refunding RB, Series A, 5.00%, 6/15/15	13,880	14,941,404
New Jersey EDA, RB, School Facilities Construction, Series G (SIFMA Index Notes), 0.65%, 2/01/15 (a)	3,000	3,001,560
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/14	4,000	4,116,880
School Facilities Construction, Series EE, 5.00%, 9/01/15	1,650	1,791,653

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.00%, 7/01/14	$7,250	$7,466,267
Barnabas Health, Series A, 5.00%, 7/01/16	1,000	1,090,900
Meridian Health System, 5.00%, 7/01/14	2,000	2,066,440
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 4, AMT, 0.90%, 5/01/15	9,500	9,501,235
New Jersey State Turnpike Authority, Refunding RB, Series C, 0.55%, 1/01/17 (a)	8,000	7,914,240
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.00%, 6/15/15	1,825	1,965,525
Transportation System, 5.75%, 6/15/16	6,275	7,096,900
State of New Jersey, GO, Refunding, Series O, 5.00%, 8/01/16	2,300	2,578,484
State of New Jersey, GO, Tax-Exempt, Various Purposes, 5.00%, 6/01/16	12,075	13,466,764
		78,380,859
New Mexico — 0.3%
Albuquerque Bernalillo County Water Utility Authority, Refunding RB, Series B (c):
5.00%, 7/01/15	1,500	1,621,215
5.00%, 7/01/16	1,000	1,116,730
		2,737,945
New York — 12.3%
City of New York New York, GO, Refunding, Series F, 5.00%, 8/01/15	6,000	6,507,060
Metropolitan Transportation Authority, RB:
Series A, 2.50%, 11/15/13	3,620	3,630,534
Series B, 5.00%, 11/15/14	1,000	1,052,020
Metropolitan Transportation Authority, Refunding RB:
Series A (AMBAC), 5.50%, 11/15/14	1,000	1,057,620
Series D, 4.00%, 11/15/15	1,400	1,500,674

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series A, 5.00%, 8/01/16	$4,880	$5,482,143
Sub-Series C-1, 5.00%, 11/01/15	4,860	5,328,504
Sub-Series F-1, 5.00%, 5/01/15	2,000	2,149,960
Sub-Series I, 2.00%, 5/01/15	11,870	12,196,781
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured:
Sub-Series A, 5.00%, 11/01/15	5,455	5,980,862
Sub-Series E, 5.00%, 11/01/13	2,000	2,008,400
New York State Dormitory Authority, RB, General Purpose:
Series A, 5.00%, 3/15/15	5,560	5,945,364
Series B, 5.00%, 3/15/17	3,600	4,101,696
New York State Dormitory Authority, Refunding RB, NYU Hospital Center, Series A:
5.00%, 7/01/14	1,945	2,014,281
5.00%, 7/01/15	1,500	1,615,995
5.00%, 7/01/16	1,000	1,106,310
New York State HFA, RB, Affordable Housing, Series F (SONYMA), 0.75%, 5/01/15	2,000	1,998,660
New York State Local Government Assistance Corp., Refunding RB, Sub-Lien, Series A, 5.00%, 4/01/15	7,000	7,501,200
New York State Thruway Authority, RB, Second General Highway & Bridge Trust Fund Bonds, Series B, 5.00%, 4/01/15	2,150	2,300,565
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/16	500	549,150
New York State Urban Development Corp., RB, Personal Income Tax, Series C, 5.00%, 3/15/17	6,470	7,371,659
New York State Urban Development Corp., Refunding RB, Personal Income Tax, Series D, 5.00%, 3/15/15	7,335	7,843,389
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/15	2,680	2,918,788

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	4

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 177th Series, AMT, 4.00%, 7/15/15	$10,000	$10,612,900
State of New York, GO, Refunding, Series C, 5.00%, 4/15/16	7,675	8,554,094
		111,328,609
North Carolina — 1.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, High Point University, 4.00%, 5/01/16	1,770	1,872,270
North Carolina Medical Care Commission, Refunding RB, Healthcare Facilities Revenue, WakeMed, Series A, 4.00%, 10/01/15	730	776,691
North Carolina Municipal Power Agency No. 1, Refunding RB, Catawba Electric, Series A:
5.00%, 1/01/16	3,500	3,833,270
5.25%, 1/01/17	5,000	5,666,300
State of North Carolina, Refunding RB, Series B, 4.00%, 11/01/14	4,905	5,106,939
		17,255,470
Oklahoma — 1.3%
Cleveland County Educational Facilities Authority, LRB, Moore Public Schools Project:
5.00%, 6/01/15	2,050	2,187,965
5.00%, 6/01/16	845	927,160
Oklahoma Turnpike Authority, Refunding RB, Second Senior Series A, 5.00%, 1/01/15	7,875	8,332,301
		11,447,426
Oregon — 0.6%
City of Portland Oregon, Refunding RB, Second Lien, Series A, 5.00%, 3/01/14	4,950	5,050,287
Pennsylvania — 5.0%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/15	2,550	2,723,629
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 6/01/15	7,980	8,599,408
Commonwealth of Pennsylvania, GO, Refunding, First Series (NPFGC), 5.00%, 2/01/15	7,605	7,725,539

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB, Waste Management, Inc. Project, 1.75%, 12/01/33 (a)	$4,500	$4,480,920
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A:
5.00%, 7/01/15	10,000	10,819,100
5.00%, 1/01/16	6,000	6,606,900
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/15	2,500	2,693,800
State Public School Building Authority, RB, School District of Philadelphia Project, 5.00%, 4/01/15	1,710	1,821,800
		45,471,096
South Carolina — 0.9%
South Carolina Transportation Infrastructure Bank, Refunding RB (AMBAC):
Series A, 5.00%, 10/01/15	5,440	5,928,349
Series B, 5.25%, 10/01/14	2,000	2,099,820
		8,028,169
Tennessee — 0.9%
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding RB, (NPFGC), 5.00%, 1/01/14	8,110	8,208,942
Texas — 3.4%
City of El Paso Texas, Refunding RB, Series A, 4.00%, 3/01/14	2,000	2,031,700
City of Houston Texas, Refunding ARB, Sub-Lien:
Series A, AMT, 5.00%, 7/01/14	4,000	4,139,080
Series B, 5.00%, 7/01/14	1,500	1,552,395
Comal ISD Texas, GO, Refunding, Unlimited Tax, Series A (PSF-GTD), 4.00%, 2/01/16	1,500	1,621,260
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series B-1 (NPFGC), 5.00%, 8/15/14	1,295	1,348,471
Dallas ISD, GO, Refunding, (PSF-GTD), 4.00%, 2/15/15	2,200	2,313,102
Dallas/Fort Worth International Airport, Refunding RB, Series F, 3.00%, 11/01/14	2,850	2,934,730

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Harris County Cultural Education Facilities Finance Corp., Refunding RB:
Memorial Hermann Health System, Series A, 4.00%, 12/01/16	$525	$571,368
Methodist Hospital System, Series B, 5.25%, 12/01/14	2,600	2,744,638
Lower Colorado River Authority, Refunding RB:
5.00%, 5/15/14 (b)	15	15,449
5.00%, 5/15/14 (b)	50	51,476
5.00%, 5/15/14	4,935	5,081,767
5.00%, 5/15/16	2,490	2,760,862
Series A, 5.00%, 5/15/14	3,590	3,694,182
		30,860,480
Virginia — 3.4%
County of Chesterfield Virginia, GO, Refunding, Series B, 5.00%, 1/01/15	2,810	2,977,560
Fairfax County Virginia, GO, Public Improvement, Series D, 5.00%, 10/01/13	4,000	4,000,520
Virginia College Building Authority, RB, 21st Century College & Equipment Programs, Series A:
5.00%, 2/01/15	6,210	6,599,988
5.00%, 2/01/16	11,910	13,140,303
Virginia Public School Authority, RB, Series I, 5.00%, 4/15/15	3,970	4,256,317
		30,974,688
Washington — 1.1%
City of Seattle Washington, Refunding RB, Improvement, Series B, 5.00%, 2/01/14	10,000	10,162,400

Municipal Bonds	Par (000)	Value
Wisconsin — 1.5%
State of Wisconsin, GO, Refunding, Series 1 (NPFGC), 5.00%, 5/01/16	$2,500	$2,672,850
State of Wisconsin, Refunding RB, Series 1, 5.00%, 7/01/16	10,000	11,158,600
		13,831,450
Total Long-Term Investments (Cost — $798,009,875) — 88.7%		801,583,921

Short-Term Securities
California — 0.9%
State of California, RB, RAN, Series A-1, 2.00%, 5/28/14	8,000	8,095,670

	Shares
Money Market Funds — 10.4%
FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	93,775,435	93,775,435
Total Short-Term Securities (Cost — $101,871,105) — 11.3%		101,871,105
Total Investments (Cost — $899,880,980*) — 100.0%		903,455,026
Other Assets Less Liabilities — 0.0%		80,349
Net Assets — 100.0%		$903,535,375
* As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$899,880,980
Gross unrealized appreciation		$3,920,712
Gross unrealized depreciation		(346,666)
Net unrealized appreciation		$3,574,046

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security is collateralized by municipal or US Treasury obligations.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
J.P. Morgan Securities LLC	$2,737,945	$12,595

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	6

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2013	Net Activity	Shares Held at September 30, 2013	Income
FFI Institutional Tax-Exempt Fund	3,026,240	90,749,195	93,775,435	$ 1,618

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
EDA	Economic Development Authority
ERS	Extendible Reset Securities
GAN	Grant Anticipation Notes
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
SIFMA	Securities Industry and Financial Markets Association
SONYMA	State of New York Mortgage Agency

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	7

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$801,583,921	—	$801,583,921
Short-Term Securities	$93,775,435	8,095,670	—	101,871,105
Total	$93,775,435	$809,679,591	—	$903,455,026

1 See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, a bank overdraft of $694 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2013	8

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 25, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 25, 2013